UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-5040

                       TOTAL RETURN US TREASURY FUND, INC.
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         535 Madison Avenue, 30th Floor
                               New York, NY 10022
                                 (212) 446-5600

                       Date of fiscal year end: October 31

              Date of reporting period: May 1, 2004 - July 31, 2004

Item 1.  Schedule of Investments.

TOTAL RETURN US TREASURY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                                                                          JULY 31, 2004

                                                                   INTEREST    MATURITY       PAR             MARKET
SECURITY                                                             RATE        DATE        VALUE            VALUE
---------------------------------------------------------------------------------------------------------------------------

US TREASURY OBLIGATIONS - 94.99%
US Treasury Bond                                                      10.375%   11/15/12   $ 14,250,000       $ 17,400,586
US Treasury Bond                                                       7.500%   11/15/24      4,000,000          5,131,875
US Treasury Bond                                                       7.625%    2/15/25     11,500,000         14,950,000
US Treasury Bond                                                       6.000%    2/15/26     11,500,000         12,567,344
US Treasury Bond                                                       6.375%    8/15/27     28,000,000         32,046,875
US Treasury Note                                                       2.000%   11/30/04     19,000,000         19,032,656
US Treasury Note                                                       1.625%    3/31/05     26,500,000         26,466,875
US Treasury Note                                                       2.750%    6/30/06     10,000,000         10,020,313
US Treasury Note                                                       3.000%    2/15/08     15,000,000         14,859,375
US Treasury Note                                                       5.500%    5/15/09     25,000,000         27,050,781
US Treasury Note                                                       4.750%    5/15/14      6,000,000          6,129,375
                                                                                                        -------------------

             TOTAL US TREASURY OBLIGATIONS
                  (COST $192,440,161)                                                                          185,656,055
                                                                                                        -------------------

REPURCHASE AGREEMENT - 4.10%
             JP MORGAN CHASE & CO.
                  Dated 7/30/04, 1.100%, principal and interest in the amount of $8,020,735 due 8/2/04, collaterized by US Treasury Note, par value of $7,650,000,
                  due 8/15/11 with a value of $8,180,621                                                         8,020,000
                                                                                                        -------------------

             TOTAL REPURCHASE AGREEMENT
                  (COST $8,020,000)                                                                              8,020,000
                                                                                                        -------------------

TOTAL INVESTMENTS - 99.09%
                  (COST $200,460,161)                                                                          193,676,055
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.91%                                                                    1,780,500
                                                                                                        -------------------
NET ASSETS - 100.00%                                                                                         $ 195,456,555
                                                                                                        ===================

---------------------------------------------------------------------------------------------------------------------------

Item 2.  Controls and Procedures.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


TOTAL RETURN US TREASURY FUND, INC.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    September 27, 2004
         __________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ R. Alan Medaugh
         __________________________
         R. Alan Medaugh, President

Date:    September 27, 2004
         __________________________

By:      /s/ Stephen V. Killorin
         __________________________
         Stephen V. Killorin, Chief Financial Officer

Date:    September 28, 2004
         __________________________